Summary of Purchase Consideration (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Total Purchase Consideration	$ 24,387,356	$ 24,387,356
Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, fair value of consideration	15,966,000	15,966,000
Series B Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, fair value of consideration	4,125,716	4,125,716
Series C Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, fair value of consideration	$ 4,295,640	$ 4,295,640